Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 59,392	$ 51,045	[1]
Accumulated depreciation and impairment charges	(29,665)	(31,619)	[1]
Property and equipment, Net	29,727	19,426	[1]
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	33,745	31,056	[1]
Accumulated depreciation and impairment charges	(5,800)	(9,700)
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	13,269	7,185	[1]
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 12,378	$ 12,804	[1]

[1]	Recast (refer to note 1)